PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6.      PROPERTY AND EQUIPMENT

	2016	2017
	RMB	RMB
Land and building	575,443	575,443
Leasehold improvements	30,841	35,709
Electronic equipment	137,236	141,787
Furniture and fixtures	11,837	7,194
Motor vehicles	6,910	7,210
Other assets	48,583	49,095
Less: Accumulated depreciation	(284,309)	(318,593)

Net book value	526,541	497,845

Depreciation expense was RMB49,781, RMB53,754 and RMB53,422 for the years ended December 31, 2015, 2016 and 2017, respectively. Loss due to disposal of fixed assets was RMB109, RMB122 and RMB690 for the years ended December 31, 2015, 2016 and 2017, respectively.